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January 4, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN: Ms. Patsy Mengiste
      Document Control - EDGAR

RE:   Seligman Global Fund Series, Inc.
         Columbia Seligman Global Technology Fund
            (formerly known as Seligman Global Technology Fund)

      Post-Effective Amendment No. 53
      File Nos. 033-44186/811-06485

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced fund do not differ from that contained in Registrant's Post-Effective Amendment No. 53 (Amendment). This Amendment was filed electronically on Dec. 28, 2010.

If you have any questions regarding this filing, please contact either Erin Nygard at (612) 671-2543 or me at (212) 850-1703.

Sincerely,


/s/ Joseph D'Alessandro
-------------------------------------
Joseph D'Alessandro
Vice President and Group Counsel
Ameriprise Financial, Inc.